Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
The following is a schedule of the Company’s future minimum lease payments as of December 31, 2015:

	Third Party	Related Party	Total
Year ending December 31:
2016	$15,565	$504	$16,069
2017	11,267	504	11,771
2018	7,160	504	7,664
2019	3,992	514	4,506
2020	2,831	514	3,345
Thereafter	2,826	1,542	4,368
	$43,641	$4,082	$47,723